Expense Example, No Redemption {- Fidelity Advisor® High Income Advantage Fund} - 10.31 Fidelity Advisor High Income Advantage Fund - AMCIZ PRO-11 - Fidelity Advisor® High Income Advantage Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor High Income Advantage Fund-Class A
Expense Example, No Redemption:
1 Year	$ 498
3 Years	706
5 Years	930
10 Years	1,576
Fidelity Advisor High Income Advantage Fund-Class M
Expense Example, No Redemption:
1 Year	498
3 Years	706
5 Years	930
10 Years	1,576
Fidelity Advisor High Income Advantage Fund-Class C
Expense Example, No Redemption:
1 Year	180
3 Years	557
5 Years	959
10 Years	2,084
Fidelity Advisor High Income Advantage Fund - Class I
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	930
Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	$ 810